State Street Variable Insurance Series Funds, Inc.

One Iron Street

Boston, MA 02210

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Variable Insurance Series Funds, Inc. (the “Company”)

File Nos.: 002-91369 and 811-04041

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectuses and Statement of Additional Information, each dated May 1, 2022, do not differ from those contained in the Post-Effective Amendment No. 80 to the Company’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 27, 2022 (Accession #0001193125-22-123302).

If you have any questions, please contact me at (617) 662 8420.

Very truly yours,

/s/ David Barr

David Barr

Secretary